FAIR VALUE MEASUREMENTS - Assets and Liabilities Accounted at Fair value on Recurring Basis (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Assets:
Treasury securities held in trust account	$ 42,423,610	$ 250,326,857
Level 1 | Recurring
Assets:
Treasury securities held in trust account	42,423,610	250,326,857
Level 1 | Recurring | Public Warrants
Liabilities:
Warranty liability	2,191,613	301,875
Level 3 | Recurring | Private Placement Warrants
Liabilities:
Warranty liability	$ 2,162,000	$ 298,000